November 17, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attn:  Filing Desk, Stop 1-4



         Re: Van Kampen Focus Portfolios Insured Income Trust, Series 76
                       File No. 333-49542     CIK #897189
           ----------------------------------------------------------

Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on November 16, 2000.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.